Derivatives - Additional Information (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 11,200
Contract expiring terms	2018-08
(Loss) gain from foreign currency forward and option contracts not designated as hedging instruments	$ (829)	$ (306)	$ 2,552
Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 29,500
Contract maturity period	One year or less
Contract expiring terms	2018-09
Pre-tax loss to be reclassified into earnings within the next 12 months	$ (962)